Schedule of composition of trade accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Related parties	$ 1,016	$ 2,411
Total trade accounts receivables	231,174	229,032
Gross carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	233,623	229,800
Related parties	1,016	2,411
Total trade accounts receivables	234,639	232,211
Accumulated impairment [member]
Disclosure of detailed information about hedging instruments [line items]
Total trade accounts receivables	$ (3,465)	$ (3,179)